CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (241,911,000)	$ (35,963,000)	$ (69,459,000)	$ (56,945,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,247,000	2,435,000	4,616,000	4,114,000
Stock-based compensation	4,891,000	2,271,000	5,550,000	5,399,000
Non-cash lease expense	904,000	1,142,000	1,832,000	2,164,000
Accretion of discount on marketable securities				(909,000)
Change in fair value of second lien loans	2,154,000	0
Change in fair value of simple agreements for future equity	192,548,000	0	4,109,000	0
Change in fair value of redeemable convertible preferred stock warrant liabilities	1,298,000	(214,000)	(426,000)	(126,000)
Non-cash interest expense	460,000	230,000	402,000	788,000
Loss on disposal of property and equipment	130,000
Changes in operating assets and liabilities:
Accounts receivable	744,000	(9,000)	(1,044,000)	9,000
Prepaid expenses	206,000	(2,669,000)	645,000	(484,000)
Other assets	0	276,000	276,000	(276,000)
Accounts payable	3,078,000	(220,000)	(811,000)	558,000
Accrued expenses	(1,790,000)	13,132,000	5,102,000	3,833,000
Operating lease liabilities	(898,000)	(1,091,000)	(1,796,000)	(2,222,000)
Other liabilities	77,000	43,000	43,000	255,000
Net cash used in operating activities	(36,862,000)	(20,637,000)	(50,961,000)	(43,842,000)
Cash flows from investing activities:
Proceeds from maturities of marketable securities				51,000,000
Purchases of marketable securities				(30,452,000)
Purchases of property and equipment	(5,236,000)	(631,000)	(3,192,000)	(3,270,000)
Payment of deposits			(20,000)
Net cash used in investing activities	(5,236,000)	(631,000)	(3,212,000)	17,278,000
Cash flows from financing activities:
Proceeds from the issuance of debt, net of issuance costs				3,671,000
Proceeds from issuance of second lien loans	29,740,000	0
Repayment of debt	(6,174,000)	(1,101,000)	(2,238,000)	(1,934,000)
Proceeds from issuance of simple agreements for future equity	23,660,000	8,040,000	45,192,000	10,000,000
Proceeds from exercise of stock options	886,000	23,000	172,000	292,000
Payments for deferred offering costs	(2,474,000)	0
Net cash provided by financing activities	45,638,000	6,962,000	43,126,000	12,029,000
Net change in cash	3,540,000	(14,306,000)	(11,047,000)	(14,535,000)
Cash – beginning of period	18,159,000	29,206,000	29,206,000	43,741,000
Cash – end of period	21,699,000	14,900,000	18,159,000	29,206,000
Components of cash and restricted cash at period end:
Cash	20,249,000	13,450,000	16,709,000	27,756,000
Restricted cash	1,450,000	1,450,000	1,450,000	1,450,000
Total cash and cash equivalents and restricted cash	21,699,000	14,900,000	18,159,000	29,206,000
Supplemental disclosure of non-cash activities
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	2,876,000	0	118,000
Operating lease right-of-use asset obtained in exchange for operating lease liability upon modification of operating lease			1,881,000	2,388,000
Operating lease right-of-use asset obtained in exchange for operating lease liability upon new operating lease			1,146,000
Proceeds from exercise of stock options in prepaid and other current assets	50,000	0		14,000
Cash paid for interest	1,970,000	2,316,000	4,561,000	4,606,000
Cash paid for income taxes	0	3,000	3,000	5,000
Deferred offering costs related to merger included in accounts payable and accrued liabilities	4,696,000	0
Deferred offering costs related to merger included in debt current portion	3,922,000	0
Exchange Of Simple Agreement For Future Equity For Second Lien Loans	10,000,000	0
Ares Acquisition Corporation II [Member]
Cash flows from operating activities:
Net income (loss)	3,319,438	12,978,757	25,986,159	16,915,460
Adjustments to reconcile net income to net cash used in operating activities:
Investment income earned on investments held in Trust Account	(11,531,430)	(13,807,691)	(27,761,686)	(18,038,352)
Changes in operating assets and liabilities:
Prepaid expenses	(123,082)	138,481	384,287	(508,750)
Accrued expenses	8,704,165	166,362	418,715	271,633
Other receivables	(2,441,582)
Due to related party	2,361	15,750	42,721	7,500
Net cash used in operating activities	(2,070,130)	(508,341)	(929,804)	(1,352,509)
Cash flows from investing activities:
Cash withdrawn from the Trust Account	7,143,312
Cash deposited in Trust Account	(1,480,791)		0	(505,000,000)
Net cash used in investing activities	5,662,521		0	(505,000,000)
Cash flows from financing activities:
Proceeds received from extension note	1,480,791
Proceeds from working capital loan	1,232,707
Redemption of Class A ordinary shares	(7,143,312)
Proceeds received from initial public offering, gross			0	500,000,000
Proceeds received from sale of private placement warrants			0	14,300,000
Proceeds received from overfunding loans			0	5,000,000
Repayment of promissory note			0	(366,781)
Payment of underwriter and advisory fee			0	(10,000,000)
Payment of offering costs			0	(675,587)
Net cash provided by financing activities	(4,429,814)		0	508,257,632
Net change in cash	(837,423)	(508,341)	(929,804)	1,905,123
Cash – beginning of period	975,319	1,905,123	1,905,123	0
Cash – end of period	137,896	1,396,782	975,319	1,905,123
Components of cash and restricted cash at period end:
Cash	137,896		975,319	1,905,123
Total cash and cash equivalents and restricted cash	137,896	$ 1,396,782	975,319	1,905,123
Supplemental disclosure of non-cash activities
Conversion of Class B ordinary shares to Class A ordinary shares	1,250
Offering costs included in accrued expenses			0	(270,391)
Deferred offering costs paid by Sponsor through promissory note			0	133,538
Deferred underwriting and advisory fees			$ 0	$ 17,500,000
Deferred financing obligation	$ 1,480,792